UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22398

Spinnaker ETF Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)     (Zip code)

Corporation Trust Company
Corporation Trust Center, 1209 Orange Street, Wilmington, DE  19801
(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: June 30

Date of reporting period: December 31, 2017

Item 1. REPORTS TO STOCKHOLDERS.
Semi-Annual Report 2017

For the period from August 18, 2017 (Commencement
of Operations) through December 31, 2017

(Unaudited)

Fieldstone UVA Unconstrained
Medium-Term Fixed Income ETF

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF (the "Fund").  The Fund's shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund's shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling The Nottingham Company at 800-773-3863.  The prospectus should be read carefully before investing.

For More Information on the Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF:

See Our Web site @ ncfunds.com
or
Call Our Administrative Services Group at 800-773-3863.

Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments
(Unaudited)

As of December 31, 2017
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - 78.60%
AT&T, Inc.	$500,000	3.950%	1/22/2018	$512,691
Abbvie, Inc.	15,000	2.000%	11/6/2018	14,997
Aetna, Inc.	204,000	1.700%	6/7/2018	203,701
Air Lease Corp.	69,000	3.375%	1/15/2019	69,685
Allergan, Inc.	1,000,000	1.350%	3/15/2018	998,785
Allergan, Inc.	450,000	2.800%	3/15/2023	445,669
MSM National History	300,000	2.729%	7/15/2022	297,964
Amgen, Inc.	216,000	2.200%	5/22/2019	216,113
Amgen, Inc.	400,000	2.650%	5/11/2022	399,331
Anheuser-Busch, Inc.	400,000	3.300%	2/1/2023	409,780
AON Corp.	250,000	8.205%	1/1/2027	326,875
Apple, Inc.	167,000	1.300%	2/23/2018	166,920
Astrazeneca PLC	20,000	1.750%	11/16/2018	19,954
BP Capital PLC	200,000	1.674%	2/13/2018	199,954
Bank of America Corp.	500,000	6.300%	3/10/2026	566,250
Becton Dickinson & Co.	63,000	2.133%	6/6/2019	62,880
Best Buy Co., Inc.	475,000	5.500%	3/15/2021	512,040
Biogen, Inc.	400,000	3.625%	9/15/2022	414,987
CVS Health Corp.	54,000	1.900%	7/20/2018	53,991
CA, Inc.	200,000	2.875%	8/15/2018	201,005
CA, Inc.	350,000	4.500%	8/15/2023	366,178
CA, Inc.	250,000	4.700%	3/15/2027	262,025
Caterpillar Financial	197,000	1.700%	6/16/2018	196,901
Caterpillar Financial	90,000	2.450%	9/6/2018	90,313
Celgene Corp.	400,000	3.250%	8/15/2022	406,766
Chevron Corp.	140,000	1.365%	8/15/2022	139,910
Cisco Systems, Inc.	141,000	1.400%	2/28/2018	140,930
Citigroup, Inc.	1,000,000	6.250%	8/15/2026	1,104,250
Coach, Inc.	500,000	4.250%	2/1/2025	514,275
Coach, Inc.	200,000	4.125%	7/15/2027	201,907
Coca-Cola Co.	341,000	1.375%	5/30/2019	338,213
John Deere Capital Corp.	131,000	1.350%	1/16/2018	130,974
Walt Disney Co.	13,000	1.500%	9/17/2018	12,968
Discovery Communications LLC	250,000	3.800%	3/13/2024	253,951
Dollar Tree, Inc.	500,000	5.750%	3/1/2023	524,687
Domtar Corp.	300,000	4.400%	4/1/2022	315,898
Ebay, Inc.	500,000	3.600%	5/5/2027	496,620
Ecolab, Inc.	70,000	2.000%	1/14/2019	69,901
FedEx Corp.	170,000	8.000%	1/15/2019	179,969
Flex Ltd.	250,000	5.000%	2/15/2023	267,942
Ford Motor Credit Corp.	220,000	2.375%	1/16/2018	220,029
The Gap, Inc.	250,000	5.950%	4/12/2021	269,773
GlaxoSmithKline Capital, Inc.	59,000	5.650%	5/15/2018	59,815
Goldman Sachs Group	150,000	2.967%	4/30/2018	150,454

				(Continued)

Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2017
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - Continued
HSBC Holdings, Inc.	$750,000	4.250%	5/14/2024	$784,500
Helmerich & Payne International Drilling Co.	193,000	4.650%	3/15/2025	203,463
Holly Frontier Corp.	262,000	5.875%	4/1/2026	291,981
Infinity Property & Casualty Corp.	250,000	5.000%	9/19/2022	263,331
Ingram Micro, Inc.	400,000	5.000%	8/10/2022	392,559
IBM Corp.	205,000	1.250%	2/8/2018	204,879
International Paper Co.	250,000	3.800%	1/15/2026	259,448
Jabil, Inc.	210,000	4.700%	9/15/2022	221,214
Janus Capital	500,000	4.875%	8/1/2025	538,368
Johnson & Johnson	70,000	1.650%	12/5/2018	69,854
Juniper Network	500,000	4.350%	6/15/2025	516,510
Key Corp.	175,000	2.300%	12/13/2018	175,299
Key Bank N.A.	500,000	3.400%	5/20/2026	499,036
Kraft Foods Group	400,000	3.500%	6/6/2022	409,722
Kroger Co.	200,000	3.700%	8/1/2027	202,915
LAM Research Corp.	395,000	2.800%	6/15/2021	397,797
Leucadia National Corp.	200,000	5.500%	10/18/2023	215,509
Levi Strauss Co.	500,000	5.000%	5/1/2025	523,750
Limited Brands, Inc.	250,000	6.625%	4/1/2021	275,000
Limited Brands, Inc.	320,000	5.625%	2/15/2022	342,800
Marathon Oil Co.	550,000	3.850%	6/1/2025	560,764
Marathon Pete Corp.	62,000	2.700%	12/14/2018	62,237
McDonald's Corp.	145,000	5.350%	3/1/2018	145,870
McDonald's Corp.	75,000	2.100%	12/7/2018	75,094
McKesson Corp.	222,000	2.850%	3/15/2023	221,504
Merrill Lynch	60,000	6.875%	11/15/2018	62,492
Bank of America Corp.	174,000	6.875%	4/25/2018	176,667
Microsoft Corp.	75,000	1.300%	11/3/2018	74,742
Microsoft Corp.	50,000	1.625%	12/6/2018	49,912
Microsoft Corp.	148,000	4.200%	6/1/2019	152,536
Micron Technology	450,000	5.500%	2/1/2025	473,062
MidAmerican Energy Co.	265,000	5.300%	3/15/2018	266,927
Morgan Stanley	2,145,000	6.625%	4/1/2018	2,168,634
Morgan Stanley	175,000	2.200%	12/7/2018	175,240
Morgan Stanley	500,000	6.250%	8/9/2026	597,792
Mylan NV	185,000	3.000%	12/15/2018	186,033
Newell Brands, Inc.	200,000	5.000%	11/15/2023	211,129
Nordstrom, Inc.	831,000	4.750%	5/1/2020	870,184
Oceaneering, Inc.	200,000	4.650%	11/15/2024	194,866
Oracle Corp.	120,000	5.000%	7/8/2019	125,273
PACCAR Financial Corp.	655,000	1.450%	3/9/2018	654,645
PepsiCo, Inc.	55,000	5.000%	6/1/2018	55,720
Philip Morris, Inc.	116,000	5.650%	5/16/2018	117,660
Pitney Bowes, Inc.	200,000	3.625%	10/1/2021	187,000
				(Continued)

Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2017
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - Continued
QUALCOMM, Inc.	$21,000	1.400%	5/18/2018	$20,968
QUALCOMM, Inc.	130,000	1.850%	5/20/2019	129,535
QUALCOMM, Inc.	500,000	2.900%	5/20/2024	488,254
RPM International, Inc.	250,000	3.750%	3/15/2027	253,450
Royal Bank of Canada	179,000	2.000%	12/10/2018	178,833
Seagate Holding Cayman	250,000	4.750%	6/1/2023	253,906
Seagate Holding Cayman	25,000	3.750%	11/15/2018	25,378
Simon Property Group LP	178,000	1.500%	2/1/2018	177,981
Snap-On, Inc.	20,000	4.250%	1/15/2018	20,004
Starbucks, Inc.	70,000	2.000%	12/5/2018	70,024
Stryker Corp.	359,000	3.375%	11/1/2025	368,181
Symantec Corp.	250,000	4.200%	9/15/2020	258,125
Sysco Corp.	86,000	5.250%	2/12/2018	86,307
Target Corp.	500,000	2.500%	4/15/2026	481,265
Toyota Motor Credit Corp.	108,000	1.450%	1/12/2018	107,990
Trustees of Princeton University	250,000	2.612%	7/1/2026	242,029
UBS AG, Stamford Branch	229,000	1.800%	3/26/2018	229,016
Valero Energy Corp.	502,000	3.650%	3/15/2025	516,298
VMWare, Inc.	250,000	2.950%	8/21/2022	249,570
VMWare, Inc.	250,000	3.900%	8/21/2027	252,864
Walgreen's Boots Alliance, Inc.	250,000	3.800%	11/18/2024	255,686
Walgreen's Boots Alliance, Inc.	500,000	3.450%	6/1/2026	495,323
Wells Fargo Co.	1,000,000	5.900%	6/15/2024	1,070,950
Wells Fargo Co.	150,000	2.374%	4/23/2018	150,212
Wells Fargo Bank National Assocation	500,000	1.650%	1/22/2018	499,904
Wells Fargo Bank National Assocation	250,000	2.485%	1/22/2018	250,063
Western Digital Corp.	412,000	10.500%	4/1/2024	478,435

Total Corporate Bonds (Cost $35,271,980)				35,072,690

MUNICIPAL BONDS - 4.11%
KY Property and Buildings	340,000	2.564%	5/1/2021	337,593
New Brunswick NJ Packaging Authority	215,000	8.420%	9/1/2040	248,905
NY City Transitional Future Tax Secured	325,000	4.905%	11/1/2024	365,544
Oregon State	250,000	3.577%	8/1/2029	257,338
Pennsylvania State	300,000	5.450%	2/15/2030	355,575
Sacramento CA Public Financing Authority	265,000	3.793%	4/1/2022	271,124

Total Municipal Bonds (Cost $1,860,619)				1,836,079

U.S. TREASURY BILL - 1.12%
U.S. Treasury Bill	500,000	0.000%	5/1/2021	498,371

Total U.S. Treasury Bill (Cost $498,616)				498,371
				(Continued)

Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2017
	Shares		Value (Note 1)

EXCHANGE-TRADED FUNDS - 4.43%
Powershares ETF Trust	38,711		$ 993,324
Vaneck Vectors ETF Trust	50,000		983,000

Total Exchange-Traded Funds (Cost $2,004,916)			1,976,324

SHORT-TERM INVESTMENT - 11.09%
§ Blackrock Treasury Trust, 0.86%	4,946,743		4,946,743

Total Short-Term Investment (Cost $4,946,743)			4,946,743

Total Value of Investments (Cost $44,582,874) - 99.35%			$44,330,207

Other Assets Less Liabilities - 0.65%			291,906

Net Assets - 100%			$44,622,113

§ Represents 7 day effective yield
The following acronyms or abbreviations are used in this portfolio:
NV - Netherlands security
PLC - Public Limited Company
LLC - Limited Liability Company
LP - Limited Partnership

Summary of Investments
	% of Net
	Assets	Value
Corporate Bonds	78.60%	$35,072,690
Municipal Bonds	4.11%	1,836,079
U.S. Treasury Bill	1.12%	498,371
Exchange-Traded Funds	4.43%	1,976,324
Short-Term Investment	11.09%	4,946,743
Other Assets Less Liabililties	0.65%	291,906
Total Net Assets	100.00%	$44,622,113

See Notes to Financial Statements

Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF

Statement of Assets and Liabilities
(Unaudited)

As of December 31, 2017

Assets:
Investments, at value (cost $44,582,874)	$44,330,207
Receivables:
Dividends	5,155
Interest	397,922
Due from advisor	998

Total assets	44,734,282

Liabilities:
Payables:
Due from custodian	8
Distributions	93,150
Accrued expenses:
Operating expenses	19,011

Total liabilities	112,169

Total Net Assets	$44,622,113

Net Assets Consist of:
Paid in Capital	$44,874,486
Undistributed net investment income	294
Net unrealized depreciation on investment transactions	(252,667)

Total Net Assets	$44,622,113
Shares Outstanding, no par value (unlimited authorized shares)	1,800,000
Net Asset Value, Offering Price, and Redemption Price Per Share	$24.79

See Notes to Financial Statements

Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF

Statement of Operations
(Unaudited)

For the fiscal period ended December 31, 2017

Investment Income:
Interest	$274,310
Dividends	23,666

Total Investment Income	297,976

Expenses:
Other operating expenses (note 2)	59,981
Advisory fees (note 2)	27,628
Administration fees (note 2)	16,573

Total Expenses	104,182

Fees waived by sub-advisor (note 2)	(27,628)
Expenses reimbursed by sub-advisor (note 2)	(20,020)

Net Expenses	56,534

Net Investment Income	241,442

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain from investment transactions	-
Net change in unrealized depreciation on investments	(252,667)

Net Realized and Unrealized Loss on Investments	(252,667)

Net Decrease in Net Assets Resulting from Operations	$(11,225)

See Notes to Financial Statements

Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF

Statement of Changes in Net Assets
(Unaudited)

For the fiscal period from August 18, 2017 (Commencement of Operations) through December 31, 2017

Operations:
Net investment income	$241,442
Net realized gain from investment transactions	-
Net change in unrealized depreciation on investments	(252,667)

Net Decrease in Net Assets Resulting from Operations	(11,225)

Distributions to Investors
From net investment income	(241,148)

Decrease from Distributions to Investors	(241,148)

Beneficial Interest Transactions:
Shares sold	44,874,486
Reinvested dividends and distributions	-
Shares repurchased	-

Increase from Beneficial Interest Transactions	44,874,486

Net Increase in Net Assets	44,622,113

Net Assets:
Beginning of period	-
End of period	$44,622,113

Undistributed Net Investment Income	$294

Share Information:
Shares Sold	1,800,000
Reinvested dividends and distributions	-
Shares Repurchased	-
Net Increase in Shares of Beneficial Interest	1,800,000

See Notes to Financial Statements

Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF

Financial Highlights
(Unaudited)

For a share outstanding during the period from August 18, 2017
(Commencement of Operations) through December 31, 2017

Net Asset Value, Beginning of Period	$25.00

Income (Loss) from Investment Operations:
Net investment income	0.16
Net realized and unrealized loss on investments	(0.21)

Total from Investment Operations	(0.05)

Distributions to Investors:
From net investment income	(0.16)

Total from Distributions to Investors	(0.16)

Net Asset Value, End of Period	$24.79

Total Return	(0.75)%	(b)

Net Assets, End of Period (in thousands)	$44,622

Ratios of:
Gross Expenses to Average Net Assets (c)	0.87%	(a)
Net Expenses to Average Net Assets (c)	0.45%	(a)
Net Investment Income to Average Net Assets	2.11%	(a)

Portfolio turnover rate	0.00%	(b)

(a) Annualized.
(b) Not annualized.
(c)	The expense ratios listed reflect total expenses prior to any waivers (gross expense ratio) and after any aivers (net expense ratio).

See Notes to Financial Statements

Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements
(Unaudited)

As of December 31, 2017

1.     Organization and Significant Accounting Policies

The Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF, an exchange-traded fund (the "Fund"), is a diversified series of the Spinnaker ETF Trust (the "Trust"). The Trust was established as a Delaware statutory trust under and Agreement and Declaration of Trust on December 21, 2016, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund commenced operations on August 18, 2017. The investment objective of the Fund is to seek current income by investing principally in fixed income securities of any kind, and, under normal circumstances, the Fund intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in such securities.  Fixed income securities include bonds, debt securities, and income-producing instruments of any kind issued by governmental or private-sector entities.
The Trust will issue and redeem Shares at Net Asset Value ("NAV") only in a large specified number of Shares called a "Creation Unit" or multiples thereof. A Creation Unit consists of 50,000 Shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in kind securities and/or cash. As a practical matter, only authorized participants may purchase or redeem these Creation Units. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form by Capital Investment Group, Inc. (the "Distributor").  Individual Shares of the Fund may only be purchased and sold in secondary market transactions through brokers. Shares of the Fund are listed for trading on NYSE Arca under the trading symbol FFIU, and because Shares will trade at market prices rather than NAV, Shares of the Fund may trade at a price greater than or less than NAV.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").  The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board ("FASB") Accounting Standards Codification 946 "Financial Services – Investment Companies," and Financial Accounting Standards Update ("ASU") 2013-08.

Investment Valuation
The Fund's investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the "Board" or the "Trustees").  A security's "fair value" price may differ from the price next available for that security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

With respect to any portion of a Fund's assets that may be invested in other mutual funds, the value of the Fund's shares is based on the NAV of the shares of the other mutual funds in which the Fund invests. The valuation methods used by mutual funds in pricing their shares, including the circumstances under which they will use fair value pricing and the effects of using fair value pricing, are included in the prospectuses of such funds. To the extent a Fund invests a portion of its assets in non-registered investment vehicles, the Fund's shares in the non-registered vehicles are fair valued at NAV.

With respect to a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Equity securities, debt securities, options and futures are generally valued at the official closing price or, if none, the last reported sales price on the primary exchange or market on which they are listed (closing price). Equity securities and debt securities that are not traded primarily on an exchange are generally valued at the quoted bid price obtained from a broker-dealer.

(Continued)

Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements
(Unaudited)

As of December 31, 2017

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: unadjusted quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of December 31, 2017 for the Fund's assets measured at fair value:

Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Corporate Bonds	$35,072,690	$-	$35,072,690	$-
Municipal Bonds	1,836,079	-	1,836,079	-
U.S. Treasury Bill	498,371	-	498,371	-
Exchange-Traded Funds	1,976,324	1,976,324	-	-
Short-Term Investment	4,946,743	4,946,743	-	-
Total Assets	$44,330,207	$6,923,067	$37,407,140	$-

(a)
The Fund had no transfers into or out of Level 1, 2, or 3 during the initial period ended December 31, 2017.  The Fund did not hold any Level 3 securities during the period.  The Fund recognizes transfers at the end of each reporting period.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income and expense are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums using the effective interest method.  Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

(Continued)

Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements
(Unaudited)

As of December 31, 2017

Distributions
The Fund may declare and distribute dividends from net investment income, if any, monthly.  The Fund generally declares and distributes capital gains, if any, annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.     Transactions with Related Parties and Service Providers

Advisor
The Fund pays a monthly fee to OBP Capital, LLC (the "Advisor") calculated at the annual rate of 0.25% of the Fund's average daily net assets.

For the initial period from August 18, 2017 (Commencement of Operations) through December 31, 2017, the Fund incurred $27,628 in advisory fees, all of which were waived and $20,020 of the Fund's expenses were reimbursed to the Fund.

The Advisor has engaged Universal Value Advisors as the sub-advisor of the Fund to provide day to day portfolio management of the Fund.  The sub-advisor is paid directly by the Advisor.

The Advisor and the Administrator have entered into a contractual agreement (the "Expense Limitation Agreement") with the Trust, on behalf of the Fund, under which the Advisor has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund's total operating expenses (exclusive of interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 0.45% of the average daily net assets of the Fund for the current fiscal period.  The current term of the Expense Limitation Agreement remains in effect until August 31, 2018.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.

Administrator
The Fund pays a monthly fee to the Fund's administrator, The Nottingham Company (the "Administrator"), based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below, which is subject to a minimum of $3,750 per month.

A breakdown of these fees is provided in the following table:

Net Assets	Annual Fee
On the first $100 million	0.100%
$100 million to $200 million	0.080%
On all assets over $200 million	0.060%

(Continued)

Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements
(Unaudited)

As of December 31, 2017

The Fund incurred $16,573 in administration fees for the initial period from August 18, 2017 (Commencement of Operations) through December 31, 2017.

Compliance Services
For the initial period ended December 31, 2017, Cipperman Compliance Services, LLC provided services as the Trust's Chief Compliance Officer (the "CCO").  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Funds for their services pursuant to the Compliance Services agreement with the Funds.

Transfer Agent
The Bank of New York Mellon ("Transfer Agent") serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent's fee arrangements with the Fund.

Certain officers of the Trust may also be officers of the Advisor or the Administrator.

3.     Trustees and Officers

The Board is responsible for the management and supervision of the Fund.  The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Advisor and the Fund; and oversee activities of the Fund.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Trustees who are not "interested persons" of the Trust or the Advisor within the meaning of the 1940 Act (the "Independent Trustees") receive $5,000 per year payable quarterly and $2,000 per series in the Trust. The Trust will reimburse each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance of Board meetings.  Additional fees may also be incurred during the year as special meetings are necessary in addition to the regularly scheduled meetings of the Board.

4.     Purchases and Sales of Investment Securities

For the initial period ended December 31, 2017, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities and securities sold short) were as follows:

Purchases of Securities	Proceeds from Sales of Securities (excluding Maturities)
$39,981,309	$ -

There were no long-term purchases or sales of U.S Government Obligations during the initial period ended December 31, 2017.

5.      Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences.

Management has reviewed the Fund's tax positions to be taken on the federal income tax returns and, for the initial period ended December 31, 2017 and determined that the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the initial period from August 18, 2017 (Commencement of Operations) through December 31, 2017, the Fund did not incur any interest or penalties.

(Continued)

Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements
(Unaudited)

As of December 31, 2017

For the initial period ended December 31, 2017, the Fund paid $241,148 in income distributions but no capital gain distributions.

For the initial period ended December 31, 2017, no reclassifications were made.

At December 31, 2017, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$44,582,874

Gross Unrealized Appreciation	33,453
Gross Unrealized Depreciation	(286,120)
Net Unrealized Depreciation	$(252,667)

6.     Commitments and Contingencies

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

7.     Subsequent Events

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.

Distributions
Per share distributions for the Fund during the subsequent period were as follows:

Record Date	Ex-Date	Payable Date	Ordinary Income	Long-Term Capital Gains
1/31/18	1/30/18	2/1/18	$0.043702	$ -
2/28/18	2/27/18	3/1/18	$0.040000	$ -

Management has concluded there are no additional matters, other than those noted above, requiring recognition or disclosure.

Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF

Additional Information
(Unaudited)

1.     Proxy Voting Policies and Voting Record

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Disclosure Policy are included as Appendix B to the Funds' Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission ("SEC") at sec.gov.  Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling the Funds at the number above and (2) on the SEC's website at sec.gov.

2.     Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q are available on the SEC's website at sec.gov.  You may review and make copies at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.     Tax Information

We are required to advise you within 60 days of the Fund's fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund's fiscal period ended December 31, 2017.

During the fiscal period, the Fund paid $241,148 in income distributions but no long-term capital gain distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.     Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire initial period from August 18, 2017 through December 31, 2017.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

(Continued)

Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF

Additional Information
(Unaudited)

	Beginning Account Value August 18, 2017	Ending Account Value December 31, 2017	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 992.50	$1.67
	$1,000.00	$1,016.95	$1.69
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio of 0.45%, for the period, multiplied by 136/365 (to reflect the initial period).

5.     Approval of Advisory Agreement between the Trust and the Advisor

In connection with organizational meeting held on December 21, 2016, the Board, including a majority of the Independent Trustees, discussed the approval of a management agreement between the Trust and the Advisor, with respect to the Fund (the "Investment Advisory Agreement").

The Trustees were assisted by legal counsel throughout the review process.  The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the weight to be given to each factor considered.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Investment Advisory Agreement.  In connection with their deliberations regarding approval of the Investment Advisory Agreement, the Trustees reviewed materials prepared by the Advisor.

1.
The nature, extent, and quality of the services provided by the Advisor. The Trustees considered the responsibilities of the Advisor under the proposed Investment Advisory Agreement. The Trustees reviewed the services to be provided by the Advisor to the Fund, including, without limitation, the quality of its investment advisory services; its coordination of services for the Fund among its service providers; and its efforts to promote the Fund, grow the Fund's assets, and assist in the distribution of Fund shares.

The Trustees reviewed the duties of the Advisor relative to the oversight of the Fund's investment portfolio and the    Fund's investment strategy. The Trustees discussed the respective services that would be provided by the Advisor.
Mr. Beck then walked the Board through the investment strategy for the Fund, noting that the overall objective for the Fund would be to provide current income with limited risk to principal.
There was then a discussion regarding the Advisor's ability to manage the portfolio of the Fund, which was contemplated to be a registered investment company. It was noted that the Advisor previously engaged in oversight services similar to those being proposed for the Fund, and that their management policies and procedures would not need to materially change in order to comply with requirements set by the 1940 Act.
There was then a discussion regarding the allocation of portfolio management responsibilities between the Advisor and the Sub-Advisor. Mr. Beck noted that the Advisor would not engage in any portfolio management for the Fund, and would instead be responsible for the oversight of the Sub-Advisor, which would provide the portfolio management services.
After reviewing the foregoing information and other information provided by the Advisor   (e.g.,   descriptions   of   the Advisor's   services   in   its   registration documents), the Board concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Fund.
(Continued)

Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF

Additional Information
(Unaudited)

2.
The investment performance of the Fund and Advisor.  In   considering   the investment performance of the Fund and Advisor,  the Trustees  noted  that  the Fund  had  not  commenced  operations  and  consequently  had  no  performance history.

The Board's attention was then directed to Exhibit J of the Board Materials, which contained, among other things, executive biographical summaries of the Advisor's management team.
After further discussion, the Trustees considered the experience of the personnel of the Advisor in the oversight of investment sub-advisers for registered investment companies, and determined at that time that the performance of the Advisor was satisfactory.
3.
The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund.  In considering the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund, including any benefits derived by the Advisor from the relationship with the Fund, the Trustees first noted that the management fees for the Fund would be 0.25% of the average daily net assets.

The Trustees reviewed the Advisor's staffing, personnel,  and  methods  of  operating;   the  education   and  experience  of  the Advisor's   personnel;  the  Advisor's   compliance  policies  and  procedures;  the financial condition of the Advisor; the level of commitment to the Fund and the Advisor  by  the principals  of  the Advisor;  the  Advisor's plans to increase the asset levels  of the Fund;  and the overall  expenses  of the Fund.
Upon further consideration and discussion of the foregoing, the Board determined that the fee to be paid to the Advisor by the Fund was fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that it reflected charges that were within a range of what could have been negotiated at arm's length.
4.
The extent to which economies of scale would be realized as the Fund grows and whether the advisory fee level reflect these economies of scale for the benefit of the Fund's investors. The Trustees reviewed the Fund's fee arrangements with the Advisor in order to evaluate the extent to which economies of scale would be realized as the Fund grow and whether the advisory fee levels reflect these economies of scale for the benefit of the Fund's investors. The Trustees noted that the Fund had not commenced operations and, consequently, had no operational history with which to evaluate the realization of economies of scale. The Trustees noted that the Fund was in a start-up phase, and that assets were not expected to grow rapidly enough to justify a current breakpoint in the advisory fee. However, it was noted that such breakpoints would be reconsidered in the future, should the assets grow to warrant such an arrangement.

Following further discussion of the Fund's asset levels, expectations for growth, and fee levels, the Board determined that the Fund's fee arrangements were fair and reasonable at the present time in relation to the nature and quality of the services provided by the Advisor.
5.
The Advisor's practices regarding brokerage and portfolio transactions.  The Board noted that, since the Advisor would not be engaging in any portfolio management, it would therefore not be directing brokerage or portfolio transactions.

The Trustees then considered the compliance policies and procedures of the Advisor in regard to monitoring the brokerage and portfolio transactions of its sub-advisers. After further review and discussion, the Board determined that the Advisor's practices regarding brokerage and portfolio transactions were satisfactory.

6.
The Advisor's practices regarding conflicts of interest.  In   considering the Advisor's   practices regarding possible   conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund and the substance and administration of the Advisor's code of ethics, noting that the Advisor would not be directly managing the trading of portfolio securities for the Fund. Following further consideration and discussion, the Board indicated that the Advisor's standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

(Continued)

Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF

Additional Information
(Unaudited)

Having requested and received such information from the Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that approval of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.
6.     Approval of Sub-Advisory Agreement between the Trust and the Sub-Advisor
In connection with organizational meeting held on December 21, 2016, the Board, including a majority of the Independent Trustees, discussed the approval of a management agreement between the Advisor and the Sub-Advisor, with respect to the Fund (the "Investment Sub-Advisory Agreement").

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Investment Sub-Advisory Agreement. In connection with their deliberations regarding approval of the Investment Sub-Advisory Agreement, the Trustees reviewed materials prepared by the Sub-Advisor.
1.
The nature, extent, and quality of the services provided by the Sub-Advisor. The Trustees considered the responsibilities of the Sub-Advisor under the proposed Investment Sub-Advisory Agreement. The  Trustees  reviewed  the  services  to  be provided by the Sub-Advisor to the Fund, including, without limitation, the quality of its investment advisory services, its research and  recommendations  with   respect  to  portfolio securities, as well as its procedures for formulating investment recommendations and assuring compliance with the Fund's investment objective and  limitations; its coordination of services for the Fund among its service providers; and its efforts to promote the Fund, grow the Fund's assets, and assist in the distribution of Fund shares.

The Trustees reviewed the duties of the Sub-Advisor relative to the oversight of the Fund's investment portfolio and the Fund's investment strategy. The Trustees discussed the respective services that would be provided by the Sub-Advisor and noted that the Sub-Advisor would be responsible for managing the Fund's assets.
There was then a discussion regarding the nature of the investment strategy for the Fund. Mr. Barone described the overall objective for the Fund, and answered several questions from the Trustees regarding the Sub-Advisor's strategy.
In response to a question from an Independent Trustee, Mr. Barone noted that his firm uses several different counterparties for research, including JP Morgan.
There was then a discussion regarding the proposed Sub-Advisor's ability to manage the portfolio of the Fund, which was contemplated to be a registered investment company. It was noted that the Sub-Advisor previously engaged in portfolio management services similar in scope and strategy to the investment strategy being proposed for the Fund, and that neither its investment strategy nor portfolio management policies and procedures would need to materially change in order to comply with requirements set by the 1940 Act.
In response to a question from Mr. Davis, Mr. Barone then described the plans for asset growth of the Fund, noting that they had approximately $50 million in assets in other portfolios ready to liquidate and transition into the Fund.
(Continued)

Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF

Additional Information
(Unaudited)

There was than a discussion regarding Fieldstone, and Mr. Barone explained that it was a marketing umbrella that his firm hoped to work with in order to generate $75-100 million in assets over the next few years.
After reviewing the foregoing information and other information provided by the Sub-Advisor (e.g.,   descriptions   of   the Sub-Advisor's   services   in   its   registration documents), the Board concluded that the nature, extent, and quality of the services provided by the Sub-Advisor were satisfactory and adequate for the Fund.
2.
The investment performance of the Fund and Sub-Advisor.  In   considering   the investment performance of the Fund and Sub-Advisor, the Trustees noted that the Fund had not commenced operations and consequently had no performance history.

The Board's attention was then directed to Exhibit L of the Board Materials, which contained, among other things, executive biographical summaries of the Sub-Advisor's Management's portfolio management team and performance summaries of various strategies that they currently employ and which are comparable to the strategies proposed for the Fund.
After further discussion, the Trustees considered the experience of the personnel of the Sub-Advisor in managing other assets, and determined at that time that the performance of the Sub-Advisor was satisfactory.
3.
The costs of the services to be provided and profits to be realized by the Sub- Advisor and its affiliates from the relationship with the Fund.  In considering the costs of the services to be provided and profits to be realized by the Sub- Advisor and its affiliates from the relationship with the Fund, including any benefits derived by the Sub-Advisor from the relationship with the Fund, the Trustees noted that the management fee for the Fund would be 0.20% of the average daily net assets.

The Trustees reviewed the Sub-Advisor's staffing, personnel,  and  methods  of  operating;   the  education   and  experience  of  the Sub-Advisor's   personnel;  the  Sub-Advisor's   compliance  policies  and  procedures;  the financial condition of the Sub-Advisor; the level of commitment to the Fund and the Sub-Advisor  by  the principals  of  the Sub-Advisor;  the  Sub-Advisor's plans to increase the asset levels  of the Fund;  and the overall  expenses  of the Fund.
Upon further consideration and discussion of the foregoing, the Board determined that the fee to be paid to the Sub-Advisor by the Fund was fair and   reasonable   in relation   to the nature   and   quality   of   the services provided by the Sub-Advisor and that it reflected charges that were within a range of what could have been negotiated at arm's length.
4.
The extent to which economies of scale would be realized as the Fund grows and whether the advisory fee reflects these economies of scale for the benefit of the Fund's investors. The Trustees reviewed the Fund's fee arrangements with the Sub-Advisor in order to evaluate the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee reflects these economies of scale for the benefit of the Fund's investors. The Trustees noted that the Fund had not commenced operations and, consequently, had no operational history with which to evaluate the realization of economies of scale. The Trustees noted that the Fund was in a start-up phase, and that assets were not expected to grow rapidly enough to warrant an immediate break-point in the fee.

Following further discussion of the Fund's asset levels, expectations for growth, and fee levels, the Board determined that the Fund's fee arrangements were fair and reasonable at the present time in relation to the nature and quality of the services provided by the Sub-Advisor.
5.
The Sub-Advisor's practices regarding brokerage and portfolio transactions.  In considering the Sub-Advisor's practices regarding brokerage and portfolio transactions, the Trustees considered the Sub-Advisor's standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions. The Trustees also considered the projected portfolio turnover rate for the Fund; the method and basis for selecting and evaluating the broker-dealers used; the process by which evaluations are made of the overall reasonableness of commissions paid; and that the Sub-Advisor does not currently allocate portfolio business to broker-dealers affiliated with the Sub-Advisor or to broker-dealers that provide research, statistical, or other services (soft dollars). After further review and discussion, the Board determined that the Sub-Advisor's practices regarding brokerage and portfolio transactions were satisfactory.

(Continued)

Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF

Additional Information
(Unaudited)

6.
The Sub-Advisor's practices regarding conflicts of interest.  In considering the Sub-Advisor's practices regarding possible   conflicts   of   interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund; and the substance and administration of the Sub-Advisor's code of ethics. Following further consideration and discussion, the Board indicated that the Sub-Advisor's standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

Having requested and received such information from the Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Investment Sub-Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that approval of the Investment Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF
is a series of
Spinnaker ETF Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
The Bank of New York Mellon	Universal Value Advsiors
225 Liberty Street	1 E. Liberty Street #406
New York, New York 10286	Reno, Nevada 89501

Telephone:	Telephone:

800-773-3863                               800-773-3863

World Wide Web @:	World Wide Web @:

bnymellon.com	www.ncfunds.com

Item 2. CODE OF ETHICS.
   Not applicable.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.
   Not applicable.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
   Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
   Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.
   A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR   CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
   Not applicable.

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
   Not applicable.

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
    Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
       None.
Item 11. CONTROLS AND PROCEDURES.
(a)      The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.
(b)      There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. EXHIBITS.
(a)(1)     Not applicable.
(a)(2)     Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).
(a)(3)     Not applicable.
(b)      Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Spinnaker ETF Trust

By: (Signature and Title)	/s/ Katherine M. Honey
Date: March 12, 2018	Katherine M. Honey President and Principal Executive Officer Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Katherine M. Honey
Date: March 12, 2018	Katherine M. Honey President and Principal Executive Officer Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF

By: (Signature and Title)	/s/ Ashley E. Harris
Date: March 12, 2018	Ashley E. Harris Treasurer and Principal Financial Officer Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF